SALE OF PRESTEA - Net carrying amount of assets and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		$ 60,809	$ 53,367	[1],[2]	$ 96,507	[2]
Accounts receivable		12,602	0
Total assets		343,861	372,608	[1]
Rehabilitation provisions		(17,568)	(68,435)		(66,225)
Deferred revenue		(104,562)	(113,975)		$ (119,948)
Total Liabilities		(318,087)	(404,731)	[1]
Derecognition of non-controlling interest		68,565
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 1,692
Accounts receivable	1,727
Inventories	12,653
Prepaids and other	1,399
Restricted cash	991
Mining interests	82,648
Total assets	101,110
Accounts payable	(39,475)
Rehabilitation provisions	(52,867)
Deferred revenue	(9,072)
Debt	(15)
Total Liabilities	(101,429)
Carrying value of net liabilities	(319)
Fair value of deferred consideration (Note 13)	31,679
Gain on sale of Prestea before non-controlling interest	31,998
Derecognition of non-controlling interest	(68,565)
Loss on sale of Prestea	$ (36,567)	$ 36,567	$ 0

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.